Board Compensation and Key Management Personnel - Summary of Related Party (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of related party [Abstract]
Short term employment benefits	€ 2,808,998	€ 1,139,763	€ 190,763
Post-employment benefits	108,416	18,720	11,671
Other long term benefits	0	0	0
Termination benefits	0	0	0
Share based payments	5,171,233	1,195,876	57,065
Total	€ 8,088,647	€ 2,354,359	€ 259,499